14. Cash Flow Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash Flows From Operating Activities
Profit/(loss) after income tax	$ 11,907	$ (202,114)	$ (4,550,604)
Non cash flows in profit/(loss)
Depreciation of plant and equipment - continued operations	0	1,898	487
Share of net loss/(profit) of associate	0	0	38,174
Provision for employee benefits	0	0	(2,826)
Other non cash adjustments	0	0	4,436
Impairment of associate	0	0	3,608,038
Net cash (used in) operating activities before change in assets and liabilities	11,554	(200,216)	(902,295)
Change in assets and liabilities
Decrease in receivables	0	0	1,091
(Increase)/decrease in other assets	(2,557)	6,471	(4,691)
(Increase) in creditors and accruals	(1,427)	(377)	(87,870)
Decrease in provisions	(30,000)	0	0
Foreign currency adjustments	7,115	4,263	15,041
Total change in assets and liabilities	(26,869)	10,357	(76,429)
Cash (used in) operations	$ (15,315)	$ (189,859)	$ (978,724)